[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]

                                             July 20, 2006

Daniel Morris
Attorney-Adviser
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:         MortgageIT Securities Corp.
Registration Statement on Form S-3
Filed January 26, 2006

Dear Mr. Morris:

We have received and reviewed your comment letter dated June 15, 2006 to our Registration Statement submission of May 24, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses, we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

We have enclosed both clean and marked copies to show changes of the reviewed filing. References below to page numbers are to the unmarked version.

We appreciate the Commission’s continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a compliant filing for MortgageIT Securities Corp.

Registration Statement on Form S-3

General

Comment

1.
We note your response to prior comment 2. We re-issue the comment. Please replace the terms “the trust” and “the trust fund” with the term “Issuing Entity.” For example, you continue to refer to “the trust” on the cover pages of your prospectus.

Response

We have made this change.

Prospectus Supplement #2

Delinquency and Loss Information, page S-31

Comment

2.	We re-issue prior comment 5. Please revise your delinquency and loss table accordingly.

Response

We have made this change.

Base Prospectus

Cashflow Agreement, page 54

Comment

3.	Please revise your disclosure to specify the “other cashflow agreements” you refer to in this section.

Response

We have removed the reference to "other cash flow agreements".

Please contact Claude Roxborough at (212) 912-7529 or the undersigned at (212) 912-7472 with any other questions.

Sincerely, /s/ Richard D. Simonds, Jr.
Richard D. Simonds, Jr.